Share capital and Contributed Surplus - Disclosure of weighted-average assumptions of warrants granted (Details)	12 Months Ended
	Sep. 30, 2023 $ / shares	Sep. 30, 2023 $ / shares	Sep. 30, 2022 $ / shares	Sep. 30, 2021 $ / shares
2022 Warrants [Member]
Disclosure of classes of share capital [line items]
Exercise Price		$ 2.66
1/70 of stock price		$ 2.08
Volatility	67.00%	67.00%
Dividend Yield	0.00%	0.00%
Risk-free interest rate	4.44%	4.44%
Expected life	2 years 6 months	2 years 6 months
Weighted average fair value per warrant	$ 0.99
2023 Warrants [Member]
Disclosure of classes of share capital [line items]
Exercise Price		$ 5
1/70 of stock price		$ 4.13
Volatility	75.00%	75.00%
Dividend Yield	0.00%	0.00%
Risk-free interest rate	4.20%	4.20%
Expected life	2 years 6 months	2 years 6 months
Weighted average fair value per warrant	$ 1.43
Acquisition of POC [Member]
Disclosure of classes of share capital [line items]
Exercise Price			$ 1.72
1/70 of stock price			$ 1.36
Volatility			84.70%
Dividend Yield			0.00%
Risk-free interest rate			1.04%
Expected life			3 years
Weighted average fair value per warrant			$ 0.66
July 2022 Warrants [Member]
Disclosure of classes of share capital [line items]
Exercise Price			0.285
1/70 of stock price			$ 0.215
Volatility			90.50%
Dividend Yield			0.00%
Risk-free interest rate			3.12%
Expected life			2 years
Weighted average fair value per warrant			$ 0.09
April 2021 warrants (Barrier Option Model) [Member]
Disclosure of classes of share capital [line items]
Exercise Price				$ 1.75
1/70 of stock price				$ 1.01
Volatility				80.00%
Dividend Yield				0.00%
Risk-free interest rate				0.31%
Barrier (accelerator on life of warrants)				$ 3
Rebate				$ 1.25
Expected life				2 years
Weighted average fair value per warrant				$ 0.24
September 2021 warrants (Barrier Option Model) [Member]
Disclosure of classes of share capital [line items]
Exercise Price				2.35
1/70 of stock price				$ 2.14
Volatility				80.00%
Dividend Yield				0.00%
Risk-free interest rate				0.26%
Barrier (accelerator on life of warrants)				$ 4.6
Rebate				$ 2
Expected life				1 year
Weighted average fair value per warrant				$ 0.52
September 2021 broker warrants (Black-Scholes Option Model) [Member]
Disclosure of classes of share capital [line items]
Exercise Price				2
1/70 of stock price				$ 2.14
Volatility				80.00%
Dividend Yield				0.00%
Risk-free interest rate				0.26%
Expected life				1 year
Weighted average fair value per warrant				$ 0.72
LEC warrants (Black-Scholes Option Model) [Member]
Disclosure of classes of share capital [line items]
Exercise Price				0.7
1/70 of stock price				$ 0.4
Volatility				0.00%
Dividend Yield				0.00%
Risk-free interest rate				69.00%
Expected life				10 months 6 days
Weighted average fair value per warrant				$ 0.85